SHARE-BASED COMPENSATION (Schedule of Stock Option Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of Options
Outstanding at January 1, 2015	202,310
Forfeited	(131,406)
Outstanding at December 31, 2015 (all vested and exercisable)	70,904	202,310
Weighted average exercise price
Outstanding at January 1, 2015	$ 0.995
Forfeited	0.839
Outstanding at December 31, 2015 (all vested and exercisable)	$ 1.283	$ 0.995
Weighted average remaining contractual term
Outstanding	1 year 9 months 7 days	1 year 3 months 29 days
Forfeited	3 months 14 days
Aggregate intrinsic value
Outstanding	$ 0	$ 0
Forfeited	$ 0